Inventories, Net - Schedule of Inventories (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw materials and components		$ 28,950	$ 32,475
Finished goods	[1]	18,261	27,867
Inventories, total		$ 47,211	$ 60,342

[1]	Includes amounts of $635 and $1,100 as of December 31, 2025 and 2024, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.